Leases	6 Months Ended
Jun. 30, 2023
Leases [Abstract]
Leases

NOTE 13 – LEASES

A summary of supplemental information related to operating leases (unaudited) as of June 30, 2023 is as follows.

Operating lease ROU assets	$4,800

Operating lease liabilities-current	$3,162
Operating lease liabilities-non current	1,638
Total operating lease liabilities	$4,800

Weighted average remaining lease term	1.5 years
Weighted average discount rate	4.8%

The following table represents the maturity of lease liabilities (unaudited) as of June 30, 2023.

12 months ending June 30,
2024	$3,309
2025	1,654
Total lease payments	4,963
Less: interest	(163)
Present value of lease liabilities	$4,800